Maturity of Financial Assets and Liabilities (Details) - Schedule of assets and liabilities maturities - CLP ($) $ in Millions		Dec. 31, 2021		Dec. 31, 2020
Financial liabilities
Total financial liabilities		$ 59,414,377		$ 51,998,449
Deposits other demand liabilities [Member]
Financial liabilities
Total financial liabilities		17,900,938		14,560,893
Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities		379,934		361,631
Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities		86,634		969,808
Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		10,131,055		10,581,791
Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities		10,871,241		9,018,660
Interbank borrowings [Member]
Financial liabilities
Total financial liabilities		8,826,583		6,328,599
Issue debt instruments [Member]
Financial liabilities
Total financial liabilities		8,397,060		8,204,177
Lease liabilities [member]
Financial liabilities
Total financial liabilities		182,907		184,318
Other financial liabilities [Member]
Financial liabilities
Total financial liabilities		139,795		149,585
Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities		857,679		624,205
Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities		57,773,826		50,983,667
Cash And Deposits In Banks [Member]
Financial assets
Total financial assets		2,881,558		2,803,288
Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets		390,271		452,963
Financial Assets Held For Trading [Member]
Financial assets
Total financial assets		73,347		133,718
Investments under resale agreements [Member]
Financial assets
Total financial assets
Financial derivative contracts [Member]
Financial assets
Total financial assets		10,123,607		9,032,085
Loans and accounts receivables at amortized cost [Member]
Financial assets
Total financial assets		36,529,062	[1]	34,339,893	[2]
Debt instruments at amortized cost [Member]
Financial assets
Total financial assets	[3]	4,692,441
Loans and account receivable at fvoci [Member]
Financial assets
Total financial assets		99,643	[4]	70,685	[5]
Debt instruments at FVOCI [Member]
Financial assets
Total financial assets		5,803,139		7,162,542
Equity instruments at fvoci [Member]
Financial assets
Total financial assets		189		548
Guarantee Deposits (Margin Accounts) [Member]
Financial assets
Total financial assets		1,988,410		608,359
Financial Asset [Member]
Financial assets
Total financial assets		62,581,667		54,604,081
Demand [Member] | Deposits other demand liabilities [Member]
Financial liabilities
Total financial liabilities		17,900,938		14,560,893
Demand [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities		379,934		361,631
Demand [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
Demand [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		204,548		159,918
Demand [Member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities
Demand [Member] | Interbank borrowings [Member]
Financial liabilities
Total financial liabilities		100,135		16,832
Demand [Member] | Issue debt instruments [Member]
Financial liabilities
Total financial liabilities
Demand [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities		182,442		144,478
Demand [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities
Demand [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities		857,679		624,205
Demand [Member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities		19,625,676		15,867,957
Demand [Member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets		2,881,558		2,803,288
Demand [Member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets		390,271		452,963
Demand [Member] | Financial Assets Held For Trading [Member]
Financial assets
Total financial assets
Demand [Member] | Investments under resale agreements [Member]
Financial assets
Total financial assets
Demand [Member] | Financial derivative contracts [Member]
Financial assets
Total financial assets
Demand [Member] | Loans and accounts receivables at amortized cost [Member]
Financial assets
Total financial assets		194,086	[1]	170,214	[2]
Demand [Member] | Debt instruments at amortized cost [Member]
Financial assets
Total financial assets	[3]
Demand [Member] | Loans and account receivable at fvoci [Member]
Financial assets
Total financial assets	[4]
Demand [Member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets
Demand [Member] | Equity instruments at fvoci [Member]
Financial assets
Total financial assets
Demand [Member] | Guarantee Deposits (Margin Accounts) [Member]
Financial assets
Total financial assets		1,988,410		608,359
Demand [Member] | Financial Asset [Member]
Financial assets
Total financial assets		5,454,325		4,034,824
Not later than one month [member] | Deposits other demand liabilities [Member]
Financial liabilities
Total financial liabilities
Not later than one month [member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
Not later than one month [member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities		86,634		969,808
Not later than one month [member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		5,211,798		5,843,682
Not later than one month [member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities		195,808		386,690
Not later than one month [member] | Interbank borrowings [Member]
Financial liabilities
Total financial liabilities		218,528		238,414
Not later than one month [member] | Issue debt instruments [Member]
Financial liabilities
Total financial liabilities		7,375		344,732
Not later than one month [member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities		69		38,148
Not later than one month [member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities
Not later than one month [member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
Not later than one month [member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities		5,720,212		7,821,474
Not later than one month [member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets
Not later than one month [member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets
Not later than one month [member] | Financial Assets Held For Trading [Member]
Financial assets
Total financial assets		698		680
Not later than one month [member] | Investments under resale agreements [Member]
Financial assets
Total financial assets
Not later than one month [member] | Financial derivative contracts [Member]
Financial assets
Total financial assets		186,546		385,231
Not later than one month [member] | Loans and accounts receivables at amortized cost [Member]
Financial assets
Total financial assets		1,563,103	[1]	1,246,271	[2]
Not later than one month [member] | Debt instruments at amortized cost [Member]
Financial assets
Total financial assets	[3]
Not later than one month [member] | Loans and account receivable at fvoci [Member]
Financial assets
Total financial assets	[4]
Not later than one month [member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets		3,259,823		1,006,983
Not later than one month [member] | Equity instruments at fvoci [Member]
Financial assets
Total financial assets
Not later than one month [member] | Guarantee Deposits (Margin Accounts) [Member]
Financial assets
Total financial assets
Not later than one month [member] | Financial Asset [Member]
Financial assets
Total financial assets		5,010,170		2,639,165
Later than one month and not later than three months [member] | Deposits other demand liabilities [Member]
Financial liabilities
Total financial liabilities
Later than one month and not later than three months [member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
Later than one month and not later than three months [member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
Later than one month and not later than three months [member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		2,642,651		2,912,985
Later than one month and not later than three months [member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities		348,382		445,376
Later than one month and not later than three months [member] | Interbank borrowings [Member]
Financial liabilities
Total financial liabilities		606,255		222,992
Later than one month and not later than three months [member] | Issue debt instruments [Member]
Financial liabilities
Total financial liabilities		289,466		447,117
Later than one month and not later than three months [member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities		101		1,375
Later than one month and not later than three months [member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities
Later than one month and not later than three months [member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
Later than one month and not later than three months [member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities		3,886,855		4,029,845
Later than one month and not later than three months [member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets
Later than one month and not later than three months [member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets
Later than one month and not later than three months [member] | Financial Assets Held For Trading [Member]
Financial assets
Total financial assets		67		2,630
Later than one month and not later than three months [member] | Investments under resale agreements [Member]
Financial assets
Total financial assets
Later than one month and not later than three months [member] | Financial derivative contracts [Member]
Financial assets
Total financial assets		318,606		401,486
Later than one month and not later than three months [member] | Loans and accounts receivables at amortized cost [Member]
Financial assets
Total financial assets		1,695,151	[1]	1,443,659	[2]
Later than one month and not later than three months [member] | Debt instruments at amortized cost [Member]
Financial assets
Total financial assets	[3]
Later than one month and not later than three months [member] | Loans and account receivable at fvoci [Member]
Financial assets
Total financial assets	[4]
Later than one month and not later than three months [member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets		90		493
Later than one month and not later than three months [member] | Equity instruments at fvoci [Member]
Financial assets
Total financial assets
Later than one month and not later than three months [member] | Guarantee Deposits (Margin Accounts) [Member]
Financial assets
Total financial assets
Later than one month and not later than three months [member] | Financial Asset [Member]
Financial assets
Total financial assets		2,013,914		1,848,268
More Than 3 Months To 1 Year [Member] | Deposits other demand liabilities [Member]
Financial liabilities
Total financial liabilities
More Than 3 Months To 1 Year [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
More Than 3 Months To 1 Year [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
More Than 3 Months To 1 Year [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		1,902,664		1,434,246
More Than 3 Months To 1 Year [Member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities		987,403		931,358
More Than 3 Months To 1 Year [Member] | Interbank borrowings [Member]
Financial liabilities
Total financial liabilities		2,290,225		855,434
More Than 3 Months To 1 Year [Member] | Issue debt instruments [Member]
Financial liabilities
Total financial liabilities		871,447		343,156
More Than 3 Months To 1 Year [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities		34		27
More Than 3 Months To 1 Year [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities		23,391		25,526
More Than 3 Months To 1 Year [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
More Than 3 Months To 1 Year [Member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities		6,075,164		3,589,747
More Than 3 Months To 1 Year [Member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets
More Than 3 Months To 1 Year [Member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets
More Than 3 Months To 1 Year [Member] | Financial Assets Held For Trading [Member]
Financial assets
Total financial assets				499
More Than 3 Months To 1 Year [Member] | Investments under resale agreements [Member]
Financial assets
Total financial assets
More Than 3 Months To 1 Year [Member] | Financial derivative contracts [Member]
Financial assets
Total financial assets		1,185,220		795,881
More Than 3 Months To 1 Year [Member] | Loans and accounts receivables at amortized cost [Member]
Financial assets
Total financial assets		3,792,426	[1]	3,664,841	[2]
More Than 3 Months To 1 Year [Member] | Debt instruments at amortized cost [Member]
Financial assets
Total financial assets	[3]
More Than 3 Months To 1 Year [Member] | Loans and account receivable at fvoci [Member]
Financial assets
Total financial assets			[4]	5,405	[5]
More Than 3 Months To 1 Year [Member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets		309,831		188,977
More Than 3 Months To 1 Year [Member] | Equity instruments at fvoci [Member]
Financial assets
Total financial assets
More Than 3 Months To 1 Year [Member] | Guarantee Deposits (Margin Accounts) [Member]
Financial assets
Total financial assets
More Than 3 Months To 1 Year [Member] | Financial Asset [Member]
Financial assets
Total financial assets		5,287,477		4,655,603
Due within 1 year [Member] | Deposits other demand liabilities [Member]
Financial liabilities
Total financial liabilities		17,900,938		14,560,893
Due within 1 year [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities		379,934		361,631
Due within 1 year [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities		86,634		969,808
Due within 1 year [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		9,961,661		10,350,831
Due within 1 year [Member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities		1,531,593		1,763,424
Due within 1 year [Member] | Interbank borrowings [Member]
Financial liabilities
Total financial liabilities		3,215,143		1,333,672
Due within 1 year [Member] | Issue debt instruments [Member]
Financial liabilities
Total financial liabilities		1,168,288		1,135,005
Due within 1 year [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities		182,646		184,028
Due within 1 year [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities		23,391		25,526
Due within 1 year [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities		857,679		624,205
Due within 1 year [Member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities		35,307,907		31,309,023
Due within 1 year [Member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets		2,881,558		2,803,288
Due within 1 year [Member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets		390,271		452,963
Due within 1 year [Member] | Financial Assets Held For Trading [Member]
Financial assets
Total financial assets		765		3,809
Due within 1 year [Member] | Investments under resale agreements [Member]
Financial assets
Total financial assets
Due within 1 year [Member] | Financial derivative contracts [Member]
Financial assets
Total financial assets		1,690,372		1,582,598
Due within 1 year [Member] | Loans and accounts receivables at amortized cost [Member]
Financial assets
Total financial assets		7,244,766	[1]	6,524,985	[2]
Due within 1 year [Member] | Debt instruments at amortized cost [Member]
Financial assets
Total financial assets	[3]
Due within 1 year [Member] | Loans and account receivable at fvoci [Member]
Financial assets
Total financial assets			[4]	5,405	[5]
Due within 1 year [Member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets		3,569,744		1,196,453
Due within 1 year [Member] | Equity instruments at fvoci [Member]
Financial assets
Total financial assets
Due within 1 year [Member] | Guarantee Deposits (Margin Accounts) [Member]
Financial assets
Total financial assets		1,988,410		608,359
Due within 1 year [Member] | Financial Asset [Member]
Financial assets
Total financial assets		17,765,886		13,177,860
Between 1 and 3 years [Member] | Deposits other demand liabilities [Member]
Financial liabilities
Total financial liabilities
Between 1 and 3 years [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
Between 1 and 3 years [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
Between 1 and 3 years [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		108,510		163,053
Between 1 and 3 years [Member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities		2,948,206		1,552,482
Between 1 and 3 years [Member] | Interbank borrowings [Member]
Financial liabilities
Total financial liabilities		5,611,440		1,140,426
Between 1 and 3 years [Member] | Issue debt instruments [Member]
Financial liabilities
Total financial liabilities		1,819,637		1,813,341
Between 1 and 3 years [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities		101		89
Between 1 and 3 years [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities		45,121		44,933
Between 1 and 3 years [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
Between 1 and 3 years [Member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities		10,533,015		4,714,324
Between 1 and 3 years [Member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets
Between 1 and 3 years [Member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets
Between 1 and 3 years [Member] | Financial Assets Held For Trading [Member]
Financial assets
Total financial assets		24,341		633
Between 1 and 3 years [Member] | Investments under resale agreements [Member]
Financial assets
Total financial assets
Between 1 and 3 years [Member] | Financial derivative contracts [Member]
Financial assets
Total financial assets		2,222,851		1,723,334
Between 1 and 3 years [Member] | Loans and accounts receivables at amortized cost [Member]
Financial assets
Total financial assets		5,077,346	[1]	3,659,994	[2]
Between 1 and 3 years [Member] | Debt instruments at amortized cost [Member]
Financial assets
Total financial assets	[3]	429,630
Between 1 and 3 years [Member] | Loans and account receivable at fvoci [Member]
Financial assets
Total financial assets	[4]	61,993
Between 1 and 3 years [Member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets		89,127		205,150
Between 1 and 3 years [Member] | Equity instruments at fvoci [Member]
Financial assets
Total financial assets
Between 1 and 3 years [Member] | Guarantee Deposits (Margin Accounts) [Member]
Financial assets
Total financial assets
Between 1 and 3 years [Member] | Financial Asset [Member]
Financial assets
Total financial assets		7,905,288		5,589,111
Later than three years and not later than five years [member] | Deposits other demand liabilities [Member]
Financial liabilities
Total financial liabilities
Later than three years and not later than five years [member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
Later than three years and not later than five years [member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
Later than three years and not later than five years [member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		39,728		44,384
Later than three years and not later than five years [member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities		2,294,608		1,708,509
Later than three years and not later than five years [member] | Interbank borrowings [Member]
Financial liabilities
Total financial liabilities				3,854,501
Later than three years and not later than five years [member] | Issue debt instruments [Member]
Financial liabilities
Total financial liabilities		2,368,118		2,499,560
Later than three years and not later than five years [member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities		115		105
Later than three years and not later than five years [member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities		35,248		35,679
Later than three years and not later than five years [member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
Later than three years and not later than five years [member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities		4,737,817		8,142,738
Later than three years and not later than five years [member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets
Later than three years and not later than five years [member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets
Later than three years and not later than five years [member] | Financial Assets Held For Trading [Member]
Financial assets
Total financial assets		38,644		18,257
Later than three years and not later than five years [member] | Investments under resale agreements [Member]
Financial assets
Total financial assets
Later than three years and not later than five years [member] | Financial derivative contracts [Member]
Financial assets
Total financial assets		2,172,208		1,692,142
Later than three years and not later than five years [member] | Loans and accounts receivables at amortized cost [Member]
Financial assets
Total financial assets		665,057	[1]	293,785	[2]
Later than three years and not later than five years [member] | Debt instruments at amortized cost [Member]
Financial assets
Total financial assets	[3]	4,262,811
Later than three years and not later than five years [member] | Loans and account receivable at fvoci [Member]
Financial assets
Total financial assets		32,756	[4]	16,243	[5]
Later than three years and not later than five years [member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets		306,049		2,378,752
Later than three years and not later than five years [member] | Equity instruments at fvoci [Member]
Financial assets
Total financial assets
Later than three years and not later than five years [member] | Guarantee Deposits (Margin Accounts) [Member]
Financial assets
Total financial assets
Later than three years and not later than five years [member] | Financial Asset [Member]
Financial assets
Total financial assets		7,477,525		4,399,179
Due after 5 years [Member] | Deposits other demand liabilities [Member]
Financial liabilities
Total financial liabilities
Due after 5 years [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
Due after 5 years [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
Due after 5 years [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		21,156		23,523
Due after 5 years [Member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities		4,096,834		3,994,245
Due after 5 years [Member] | Interbank borrowings [Member]
Financial liabilities
Total financial liabilities
Due after 5 years [Member] | Issue debt instruments [Member]
Financial liabilities
Total financial liabilities		3,041,017		2,756,271
Due after 5 years [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities		45		96
Due after 5 years [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities		36,035		43,447
Due after 5 years [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
Due after 5 years [Member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities		7,195,087		6,817,582
Due after 5 years [Member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets
Due after 5 years [Member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets
Due after 5 years [Member] | Financial Assets Held For Trading [Member]
Financial assets
Total financial assets		9,597		111,019
Due after 5 years [Member] | Investments under resale agreements [Member]
Financial assets
Total financial assets
Due after 5 years [Member] | Financial derivative contracts [Member]
Financial assets
Total financial assets		4,038,176		4,034,011
Due after 5 years [Member] | Loans and accounts receivables at amortized cost [Member]
Financial assets
Total financial assets		23,541,893	[1]	23,861,129	[2]
Due after 5 years [Member] | Debt instruments at amortized cost [Member]
Financial assets
Total financial assets	[3]
Due after 5 years [Member] | Loans and account receivable at fvoci [Member]
Financial assets
Total financial assets		4,894	[4]	49,037	[5]
Due after 5 years [Member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets		1,838,219		3,382,187
Due after 5 years [Member] | Equity instruments at fvoci [Member]
Financial assets
Total financial assets		189		548
Due after 5 years [Member] | Guarantee Deposits (Margin Accounts) [Member]
Financial assets
Total financial assets
Due after 5 years [Member] | Financial Asset [Member]
Financial assets
Total financial assets		29,432,968		31,437,931
More Than 1 Year [Member] | Deposits other demand liabilities [Member]
Financial liabilities
Total financial liabilities
More Than 1 Year [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
More Than 1 Year [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
More Than 1 Year [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities		169,394		230,960
More Than 1 Year [Member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities		9,339,648		7,255,236
More Than 1 Year [Member] | Interbank borrowings [Member]
Financial liabilities
Total financial liabilities		5,611,440		4,994,927
More Than 1 Year [Member] | Issue debt instruments [Member]
Financial liabilities
Total financial liabilities		7,228,772		7,069,172
More Than 1 Year [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities		261		290
More Than 1 Year [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities		116,404		124,059
More Than 1 Year [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
More Than 1 Year [Member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities		22,465,919		19,674,644
More Than 1 Year [Member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets
More Than 1 Year [Member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets
More Than 1 Year [Member] | Financial Assets Held For Trading [Member]
Financial assets
Total financial assets		72,582		129,909
More Than 1 Year [Member] | Investments under resale agreements [Member]
Financial assets
Total financial assets
More Than 1 Year [Member] | Financial derivative contracts [Member]
Financial assets
Total financial assets		8,433,235		7,449,487
More Than 1 Year [Member] | Loans and accounts receivables at amortized cost [Member]
Financial assets
Total financial assets		29,284,296	[1]	27,814,908	[2]
More Than 1 Year [Member] | Debt instruments at amortized cost [Member]
Financial assets
Total financial assets	[3]	4,692,441
More Than 1 Year [Member] | Loans and account receivable at fvoci [Member]
Financial assets
Total financial assets		99,643	[4]	65,280	[5]
More Than 1 Year [Member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets		2,233,395		5,966,089
More Than 1 Year [Member] | Equity instruments at fvoci [Member]
Financial assets
Total financial assets		189		548
More Than 1 Year [Member] | Guarantee Deposits (Margin Accounts) [Member]
Financial assets
Total financial assets
More Than 1 Year [Member] | Financial Asset [Member]
Financial assets
Total financial assets		$ 44,815,781		$ 41,426,221

[1]	Loans and accounts receivables at amortized cost are presented on a gross basis, the amount of allowance is Ch$1,051,434 million.
[2]	Loans and accounts receivables at amortized cost are presented on a gross basis, the amount of allowance is Ch$1,036,793 million.
[3]	Debt instruments at amortized cost are presented on a gross basis, the amount of allowance is Ch$711 million.
[4]	Loans and accounts receivables at FVOCI are presented on a gross basis, the amount of allowance is Ch$268 million.
[5]	Loans and accounts receivables at FVOCI are presented on a gross basis, the amount of allowance is Ch$1,354 million.